SHAREHOLDERS' EQUITY (Summary of Activities Relating to Company's RSUs Granted to Employees) (Details) - RSUs [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Number of RSUs
Outstanding - beginning of the year | shares	55,500
Granted | shares	46,000
Exercised | shares	(13,875)
Forfeited | shares	(6,350)
Outstanding - end of the year | shares	81,275
RSUs exercisable at the end of the year | shares
Vested and expected to vest | shares	81,275
Weighted average fair value
Outstanding - beginning of the year | $ / shares	$ 35.16
Granted | $ / shares	32.13
Exercised | $ / shares	35.16
Forfeited | $ / shares	34.6
Outstanding - end of the year | $ / shares	33.50
RSUs exercisable at the end of the year | $ / shares
Vested and expected to vest | $ / shares	$ 33.5
Aggregate intrinsic value
Outstanding - end of the year | $	$ 1,787
RSUs exercisable at the end of the year | $
Vested and expected to vest | $	$ 1,787